Wahed Dow Jones Islamic World ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 1.1%
Safran SA	5,062	$1,316,644

Apparel & Textile Products - 3.0%
adidas AG	2,482	635,510
Cie Financière Richemont SA	8,054	1,638,026
Hermes International SCA	505	1,437,470
		3,711,006

Automotive - 1.6%
BYD Co. Ltd. - Class H	15,344	733,213
Denso Corp.	31,640	406,273
Ferrari NV	1,651	772,667
		1,912,153

Biotech & Pharmaceutical - 16.9%
AstraZeneca PLC	23,898	3,601,295
Chugai Pharmaceutical Co. Ltd.	9,375	465,779
CSL Ltd.	7,245	1,173,951
Daiichi Sankyo Co. Ltd.	29,191	667,716
GSK PLC	62,031	1,145,424
Novartis AG	30,283	3,277,847
Novo Nordisk AS - Class B	48,246	4,336,213
Otsuka Holdings Co. Ltd.	7,793	378,803
Roche Holding AG	10,807	3,583,768
Roche Holding AG - Bearer Shares	424	148,594
Sanofi SA	16,516	1,792,551
		20,571,941

Chemicals - 2.5%
Air Liquide SA	8,664	1,591,442
Givaudan SA	115	517,229
Shin-Etsu Chemical Co. Ltd.	30,015	894,704
		3,003,375

Commercial Support Services - 4.1%
Compass Group PLC	25,093	876,149
Recruit Holdings Co. Ltd.	24,758	1,445,771
RELX PLC	27,976	1,344,922
Waste Connections, Inc.	3,785	720,872
Wolters Kluwer NV	3,626	556,605
		4,944,319

Construction Materials - 0.5%
Sika AG	2,401	608,599

Diversified Industrials - 1.4%
Hitachi Ltd.	69,629	1,732,697

E-Commerce Discretionary - 1.8%
JD.com, Inc. - ADR	22,594	946,689
PDD Holdings, Inc. - ADR (a)	10,825	1,230,694
		2,177,383

Electrical Equipment - 4.2%
ABB Ltd.	23,975	1,283,715
Assa Abloy AB - Class B	14,866	456,016
Daikin Industries Ltd.	4,388	457,159
Legrand SA	3,923	430,635
Mitsubishi Electric Corp.	32,045	490,579
Schneider Electric SE	8,306	2,020,913
		5,139,017

Food - 3.2%
Nestle SA	40,247	3,886,194

Health Care Facilities & Services - 0.6%
Lonza Group AG	1,073	676,207

Household Products - 3.8%
Haleon PLC	117,213	587,991
L'Oreal SA	3,439	1,262,523
Reckitt Benckiser Group PLC	10,433	688,361
Unilever PLC	37,371	2,111,380
		4,650,255

Internet Media & Services - 1.8%
Meituan - Class B (a)(b)	82,956	1,728,139
Prosus NV	420	18,341
Trip.com Group Ltd. - ADR (a)	7,842	444,485
		2,190,965

IT Services - 1.6%
Capgemini SE	2,241	347,615
Fujitsu Ltd.	25,162	480,715
Infosys Ltd. - ADR	54,651	1,098,485
		1,926,815

Leisure Facilities & Services - 0.4%
Amadeus IT Group SA	6,561	496,200

Machinery - 2.3%
Atlas Copco AB - Class A	38,235	650,897
Atlas Copco AB - Class B	22,148	329,999
FANUC Corp.	13,633	389,825
Keyence Corp.	2,989	1,178,383
SMC Corp.	875	313,547
		2,862,651

Medical Equipment & Devices - 2.7%
Alcon, Inc.	7,485	691,880
EssilorLuxottica SA	4,313	1,286,894
FUJIFILM Holdings Corp.	18,569	373,118
Hoya Corp.	5,188	602,303
Terumo Corp.	21,594	381,597
		3,335,792

Metals & Mining - 4.3%
Agnico Eagle Mines Ltd.	7,361	712,160
Barrick Gold Corp.	25,728	458,284
BHP Group Ltd.	75,935	1,843,481
Franco-Nevada Corp.	2,883	413,292
Rio Tinto Ltd.	5,555	391,624
Rio Tinto PLC	15,962	963,521
Vale SA - ADR	53,611	505,552
		5,287,914

Oil & Gas Supply Chain - 1.9%
Canadian Natural Resources Ltd.	31,929	905,418
Cenovus Energy, Inc.	18,546	257,614
LUKOIL PJSC - ADR (a)(c)	224	0
Suncor Energy, Inc.	19,056	732,317
Woodside Energy Group Ltd.	28,464	438,439
		2,333,788

Renewable Energy - 0.2%
Vestas Wind Systems AS (a)	14,911	210,849

Retail - Discretionary - 2.2%
Fast Retailing Co. Ltd.	3,100	935,379
Industria de Diseno Textil SA	16,835	910,435
Wesfarmers Ltd.	16,763	773,052
		2,618,866

Semiconductors - 20.9%
Advantest Corp.	11,190	602,661
ASM International NV	696	371,474
ASML Holding NV	6,147	4,338,202
Disco Corp.	1,364	340,061
Infineon Technologies AG	129,525	4,783,402
SK Hynix, Inc.	8,148	1,059,368
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	72,017	13,001,229
Tokyo Electron Ltd.	7,070	1,038,016
		25,534,413

Software - 8.8%
Constellation Software, Inc.	285	986,628
Dassault Systemes SE	9,832	388,355
SAP SE	15,675	4,324,914
Shopify, Inc. - Class A (a)	44,818	5,041,344
		10,741,241

Specialty Finance - 0.5%
Experian PLC	13,784	653,282

Technology Hardware - 4.4%
Canon, Inc.	14,400	483,806
Murata Manufacturing Co. Ltd.	27,231	460,882
NIDEC CORP	14,989	267,016
Samsung Electronics Co. Ltd.	73,163	2,725,671
Xiaomi Corp. - Class B (a)(b)	214,297	1,428,831
		5,366,206

Transportation & Logistics - 2.1%
Canadian National Railway Co.	8,299	845,023
Canadian Pacific Kansas City Ltd.	13,989	1,094,318
DSV AS	3,054	614,769
		2,554,110
TOTAL COMMON STOCKS (Cost $107,797,854)		120,442,882

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
Goodman Group	29,158	567,712
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $689,182)		567,712

WARRANTS - 0.0%(d)	Contracts	Value
Software - 0.0%(d)
Constellation Software, Inc., Expires 03/31/2040, Exercise Price $0.00 (a)(c)(e)(f)	122	0
TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS - 99.2% (Cost $108,487,036)		121,010,594
Other Assets in Excess of Liabilities - 0.8%		926,811
TOTAL NET ASSETS - 100.0%		$121,937,405

Percentages are stated as a percent of net assets.	–%

ADR - American Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $3,156,970 or 2.6% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	Expiration is the earlier of March 2040 or the first date on which all the outstanding Series 1 Debentures have matured or have otherwise been repurchased, redeemed or cancelled.
(f)	Each warrant will, upon exercise, entitle the holder to receive $100 CAD principal of Series 2 Debentures for each $100 principal amount of Series 1 Debentures tendered for repurchase by the company.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Wahed Dow Jones Islamic World ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$120,442,882	$–	$–0	(a)	$120,442,882
Real Estate Investment Trusts	567,712	–	–		567,712
Warrants	–	–	0	(a)	0	(a)
Total Investments	$121,010,594	$–	$0	(a)	$121,010,594

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50. The security classified as Level 3 is deemed immaterial.

Level 3 Reconciliation Disclosure

Common Stocks
Balance as of May 31, 2024	$2,464
Realized gain (loss)	—
Change in unrealized net depreciation	(2,464)
Purchases	—
(Sales)	—
Transfer in/(out) of Level 3	—

Balance as of February 28, 2025	—

Change in Net unrealized appreciation/depreciation during the period for Level 3 investments held at February 28, 2025	$(2,464)

The Level 3 investments as of February 28, 2025 represented 0.00% of net assets. Certain Russian-issued securities continue to be untradeable due to the ongoing conflict in Russia and Ukraine, which has caused significant disruption and volatility in the global stock market.

Allocation of Portfolio Holdings by Country as of February 28, 2025
(% of Net Assets)
Switzerland	$16,312,060	13.3%
Japan	14,786,791	12.1
Taiwan	13,001,229	10.7
Canada	12,167,270	9.9
France	11,875,043	9.7
United Kingdom	11,319,043	9.3
Germany	9,743,826	8.0
Netherlands	5,284,621	4.3
Australia	5,188,258	4.2
Denmark	5,161,831	4.3
China	4,836,871	4.0
South Korea	3,785,039	3.1
Ireland	1,883,976	1.5
Sweden	1,436,912	1.2
Spain	1,406,635	1.2
India	1,098,485	0.9
Italy	772,667	0.7
Brazil	505,552	0.4
Singapore	444,485	0.4
Russia	0	–
Other Assets in Excess of Liabilities	926,811	0.8
	$121,937,405	100.0%